Accounts Receivable (Details)	1 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 15, 2020 USD ($)	Dec. 31, 2019 USD ($) program	Nov. 30, 2019 USD ($)	Mar. 01, 2021 USD ($)	Dec. 31, 2019 USD ($) bank program	Dec. 31, 2018 USD ($)
Derecognition of Financial Assets by Type of Transfer [Line Items]
A/R sales program, number of third-party banks | bank					2
Number of supplier financing programs | program					2
Contract assets		$ 226,700,000			$ 226,700,000	$ 267,800,000
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0		$ 250,000,000.0
Accounts receivable sold during period		90,600,000			90,600,000	130,000,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period		$ 50,400,000			$ 50,400,000	$ 50,000,000
CCS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program					1
ATS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program		1
New Agreement To Sell Accounts Receivable | Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 200,000,000.0			$ 235,000,000.0
Agreement term				1 year
Extension term				1 year